Debt (Long-Term Debt - Scheduled Repayments) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Debt
Long-term debt repayments scheduled for 2012	$ 3,453
Long-term debt repayments scheduled for 2013	5,824
Long-term debt repayments scheduled for 2014	4,788
Long-term debt repayments scheduled for 2015	4,514
Long-term debt repayments scheduled for 2016	4,923
Long-term debt repayments scheduled for the period thereafter	$ 41,111
Weighted average interest rate of long-term debt repayment scheduled for 2012	5.00%
Weighted average interest rate of long-term debt repayment scheduled for 2013	5.60%
Weighted average interest rate of long-term debt repayment scheduled for 2014	5.10%
Weighted average interest rate of long-term debt repayment scheduled for 2015	4.30%
Weighted average interest rate of long-term debt repayment scheduled for 2016	3.70%
Weighted average interest rate of long-term debt repayment scheduled for the period thereafter	6.20%